Deferred Taxes - Summary of Deferred Income Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Movements, Recognized in comprehensive income	$ 19,045,615	$ 37,704,613	$ (26,207,185)
Deferred income tax liabilities	(130,094,726)	(183,487,402)
Deferred tax (liabilities) after offsetting	(130,094,726)	(183,487,402)
Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(183,487,402)	(160,293,916)
Movements, Recognized in profit or loss	51,370,116	(12,628,807)
Movements, Recognized in comprehensive income	984,611	87,822
Movements, Foreign currency translation	1,037,949
Movements, Other increases (decreases)		(10,491,314)
Deferred Taxes Assets/(Liabilities), Net ending balance	(130,094,726)	(183,487,402)	(160,293,916)
Deferred income tax assets	59,173,021	35,051,037
Deferred income tax liabilities	(189,267,747)	(218,538,439)
Offsetting of deferred tax assets/(liabilities)	(59,173,021)	(35,051,037)
Deferred tax assets/(liabilities) after offsetting	(130,094,726)	(183,487,402)
Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		(161,187)
Deferred Taxes Assets/(Liabilities), Net ending balance			(161,187)
Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(183,487,402)	(160,455,103)
Deferred Taxes Assets/(Liabilities), Net ending balance		(183,487,402)	(160,455,103)
Depreciation | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(212,358,098)	(232,741,069)
Movements, Recognized in profit or loss	28,061,878	20,382,971
Movements, Foreign currency translation	1,037,949
Movements, Other increases (decreases)	24,267
Deferred Taxes Assets/(Liabilities), Net ending balance	(183,234,004)	(212,358,098)	(232,741,069)
Deferred income tax assets		11,567
Deferred income tax liabilities	(183,234,004)	(212,369,665)
Depreciation | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(212,358,098)	(232,741,069)
Deferred Taxes Assets/(Liabilities), Net ending balance		(212,358,098)	(232,741,069)
Obligations for post-employment benefits | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	1,373,395	1,478,416
Movements, Recognized in profit or loss	181,469	(192,839)
Movements, Recognized in comprehensive income	984,610	87,818
Deferred Taxes Assets/(Liabilities), Net ending balance	2,539,474	1,373,395	1,478,416
Deferred income tax assets	2,539,474	1,474,757
Deferred income tax liabilities		(101,362)
Obligations for post-employment benefits | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	1,373,395	1,478,416
Deferred Taxes Assets/(Liabilities), Net ending balance		1,373,395	1,478,416
Tax loss | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		9,536,102
Movements, Recognized in profit or loss		(9,536,102)
Deferred Taxes Assets/(Liabilities), Net ending balance			9,536,102
Tax loss | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		9,536,102
Deferred Taxes Assets/(Liabilities), Net ending balance			9,536,102
Provisions | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	24,869,371	20,314,110
Movements, Recognized in profit or loss	17,431,416	4,503,006
Movements, Other increases (decreases)	4,452,436
Deferred Taxes Assets/(Liabilities), Net ending balance	46,753,223	24,869,371	20,314,110
Deferred income tax assets	46,753,223	24,869,371
Provisions | Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		52,255
Deferred Taxes Assets/(Liabilities), Net ending balance			52,255
Provisions | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	24,869,371	20,366,365
Deferred Taxes Assets/(Liabilities), Net ending balance		24,869,371	20,366,365
Dismantling Provision | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	21,463,326	17,277,993
Movements, Recognized in profit or loss	17,267,657	4,185,333
Deferred Taxes Assets/(Liabilities), Net ending balance	38,730,983	21,463,326	17,277,993
Deferred income tax assets	38,730,983	21,463,326
Dismantling Provision | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	21,463,326	17,277,993
Deferred Taxes Assets/(Liabilities), Net ending balance		21,463,326	17,277,993
Provision for doubtful trade accounts | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	500,412	555,914
Movements, Recognized in profit or loss	175,867	(107,757)
Deferred Taxes Assets/(Liabilities), Net ending balance	676,279	500,412	555,914
Deferred income tax assets	676,279	500,412
Provision for doubtful trade accounts | Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		52,255
Deferred Taxes Assets/(Liabilities), Net ending balance			52,255
Provision for doubtful trade accounts | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	500,412	608,169
Deferred Taxes Assets/(Liabilities), Net ending balance		500,412	608,169
Provision of Human Resources accounts | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	2,761,908	2,373,725
Movements, Recognized in profit or loss	(35,772)	388,183
Movements, Other increases (decreases)	514
Deferred Taxes Assets/(Liabilities), Net ending balance	2,726,650	2,761,908	2,373,725
Deferred income tax assets	2,726,650	2,761,908
Provision of Human Resources accounts | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	2,761,908	2,373,725
Deferred Taxes Assets/(Liabilities), Net ending balance		2,761,908	2,373,725
Other Provisions | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	143,725	106,478
Movements, Recognized in profit or loss	23,664	37,247
Movements, Other increases (decreases)	4,451,922
Deferred Taxes Assets/(Liabilities), Net ending balance	4,619,311	143,725	106,478
Deferred income tax assets	4,619,311	143,725
Other Provisions | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	143,725	106,478
Deferred Taxes Assets/(Liabilities), Net ending balance		143,725	106,478
Other Deferred tax | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	2,627,930	41,118,525
Movements, Recognized in profit or loss	5,695,353	(27,785,843)
Movements, Recognized in comprehensive income	1	4
Movements, Other increases (decreases)	(4,476,703)	(10,491,314)
Deferred Taxes Assets/(Liabilities), Net ending balance	3,846,581	2,627,930	41,118,525
Deferred income tax assets	9,880,324	8,695,342
Deferred income tax liabilities	(6,033,743)	(6,067,412)
Other Deferred tax | Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		(213,442)
Deferred Taxes Assets/(Liabilities), Net ending balance			(213,442)
Other Deferred tax | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	2,627,930	40,905,083
Deferred Taxes Assets/(Liabilities), Net ending balance		2,627,930	40,905,083
Tax Credit | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		10,491,314
Movements, Other increases (decreases)		(10,491,314)
Deferred Taxes Assets/(Liabilities), Net ending balance			10,491,314
Tax Credit | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		10,491,314
Deferred Taxes Assets/(Liabilities), Net ending balance			10,491,314
Deferred income | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	385,412	(673,896)
Movements, Recognized in profit or loss	(378,014)	1,059,308
Deferred Taxes Assets/(Liabilities), Net ending balance	7,398	385,412	(673,896)
Deferred income tax assets	7,398	385,412
Deferred income | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	385,412	(673,896)
Deferred Taxes Assets/(Liabilities), Net ending balance		385,412	(673,896)
Assets classified as held to distribute to owners | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		30,938,736
Movements, Recognized in profit or loss		(30,938,736)
Deferred Taxes Assets/(Liabilities), Net ending balance			30,938,736
Deferred income tax assets		1,398,289
Assets classified as held to distribute to owners | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		30,938,736
Deferred Taxes Assets/(Liabilities), Net ending balance			30,938,736
Monetary Correction - Argentina | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(425,688)
Movements, Recognized in profit or loss	(207,915)	(212,246)
Movements, Other increases (decreases)	(24,267)
Deferred Taxes Assets/(Liabilities), Net ending balance	(657,870)	(425,688)
Deferred income tax liabilities	(657,870)	(425,688)
Monetary Correction - Argentina | Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		(213,442)
Deferred Taxes Assets/(Liabilities), Net ending balance			(213,442)
Monetary Correction - Argentina | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(425,688)	(213,442)
Deferred Taxes Assets/(Liabilities), Net ending balance		(425,688)	(213,442)
Other Deferred taxes | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	2,668,206	362,371
Movements, Recognized in profit or loss	6,281,282	2,305,831
Movements, Recognized in comprehensive income	1	4
Movements, Other increases (decreases)	(4,452,436)
Deferred Taxes Assets/(Liabilities), Net ending balance	4,497,053	2,668,206	362,371
Deferred income tax assets	9,872,926	6,911,641
Deferred income tax liabilities	(5,375,873)	(5,641,724)
Other Deferred taxes | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	$ 2,668,206	362,371
Deferred Taxes Assets/(Liabilities), Net ending balance		$ 2,668,206	$ 362,371